================================================================================

DEAR PARTICIPATION HOLDERS:

     We are pleased to report a distribution of $0.23 per participation holder from net investment income for the year ended December 31, 1998. In addition we are able to report distributions per participation of $0.26 from realized security gains and $0.18 from return of capital. As we reported in our June 30, 1998 report, an amendment was made to the Trust Indenture to enable the Trust to become more tax efficient. As a result, the realized security gains reported above relate to the first six months of the year. There were no realized gains for the second half of the year. The new policy has been effective in reducing such distributable gains to investors. For the year ended December 31, 1998, the Trust had total return of 9.94%*, as compared to a rise of 15.61%* for the average growth and income fund monitored by Lipper, Inc., and the unmanaged Dow Jones Industrial Average (with dividends reinvested) which was up 18.1%.

     The   Trust   was   negatively   impacted   throughout   the  year  by  the
underperformance of oil and energy holdings as a result of decade low oil prices, weakness in the retail sector and restructuring problems at Union
Pacific Corporation. We believe that the worst is over. Worldwide economic recovery beginning to take hold will lead to stronger demand for energy and retail products. We also expect to see operations and profit improvements at Union Pacific Corporation. The Trust will greatly benefit from a turnaround in energy. The Trust is continuing to benefit from its heavy weighting in telecommunications which include AT&T and Lucent Technologies.

     The U.S. economy continues to defy gravity. Despite widespread predictions that the economic problems in many emerging economies would drive the U.S. into a sharp slowdown, if not a full-blown recession, growth has remained strong. Third quarter Gross Domestic Product rose 3.7%, and it appears that fourth quarter growth could approach 4%. While manufacturing activity has slowed significantly in response to global conditions, consumers have continued spending, reflecting continued strong income growth, high confidence levels, and the support of a strong stock market. Thus, the U.S. continues to enjoy the best of all worlds- strong overall growth, low interest rates and little inflation. The economic problems that began in Asia are now being felt in Latin America, a region that ranks as a more important trading partner of the U.S. than the emerging economies of Asia, and should therefore have a greater impact on our economy. A domestic slowdown would appear to be inevitable, although we believe the economy remains fundamentally sound. Should the economy sustain its current strength, it could result in a change in policy by the Federal Reserve, which in recent months has already reduced interest rates three times.

OUTLOOK FOR 1999

     The larger issue for investors will be the corporate earnings environment. Reduced demand overseas, a lack of pricing power, and pressure from rising wage costs has resulted in virtually no earnings growth in 1998. The outlook is for more of the same, at least through the first half of this year with the prospect of a return to moderate growth in the second half.

              Sincerely,


/s/ LAWRENCE KANTOR                     /s/ ROBERT M. DEMICHELE
----------------------                  ------------------------
LAWRENCE KANTOR                         ROBERT M. DEMICHELE
Portfolio Manager                       Chairman of the Board
February, 1999                          LEXINGTON MANAGEMENT CORPORATION
                                        February, 1999

*9.94%, 18.01% and 15.97% are the one, five and ten year average annual standard total returns, respectively, for the period ended December 31, 1998. Investment return and principal value of an investment will fluctuate so that an investor's participations, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results.

================================================================================

                    IF YOU HAD INVESTED $10,000 58 YEARS AGO. . .
[GRAPHIC OMITTED]   ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
                    WITH INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                    REINVESTED

 The table on the following page covers the period from March 16, 1941 to December 31, 1998. This period was one of generally rising common stock prices. The results shown should not be considered as a representation of the dividends and other distributions which may be realized from an investment made in the Trust today. A program of the type illustrated does not assure a profit or protect against depreciation in declining markets.

Long-term investments in industry, such as Lexington Corporate Leaders Trust Fund, tend to move with the basic inflationary trend and offer your dollars an opportunity to grow.

LEXINGTON CORPORATE LEADERS TRUST FUND
--------------------------------------------------------------------------------

Cumulative cost figure represents the initial investment of $10,000 plus the cumulative amount of dividends reinvested. Dividends and other distributions were assumed to have been reinvested in additional participations at the reinvestment price. The value of participations "Initially Acquired" includes the value of additional participations created as a result of the reinvestment of that portion of the semi-annual distributions representing "A Return of Capital" (the proceeds from securities sold representing the cost of securities sold, and other principal transactions). No adjustment has been made for any income taxes payable by Holders on dividends or other distributions reinvested in additional participations.

The dollar amounts of distributions from realized gains (determined at the
Trust level) reinvested in additional participations were: 1941-None; 1942-None; 1943-None; 1944-$3; 1945-$450; 1946-None; 1947-$44; 1948-$338; 1949-None;
1950-$283; 1951-$796; 1952-$185; 1953-$10; 1954-$812; 1955-$474; 1956-$4,347;
1957-$48; 1958-$17; 1959-$3,032; 1960-$2,371; 1961-$2,118; 1962-$2,749;
1963-$735; 1964-$3,138; 1965-$9,035; 1966-$1,077; 1967-$48; 1968-$4,121;
1969-$102; 1970-$644; 1971-$1,862; 1972-$2,300; 1973-None; 1974-None;
1975-None; 1976-$5,071; 1977-$4,161; 1978-None; 1979-None; 1980-$5,182;
1981-$31,473; 1982-None; 1983-$18,602; 1984-$8,258; 1985-$39,496; 1986-$64,138;
1987-$69,182; 1988-$49,350; 1989-$99,410; 1990-$148,727; 1991-$39,773;
1992-$52,819; 1993-$46,262; 1994-$160,296; 1995-$7,696; 1996-$62,612;
1997-$664,104; 1998-$83,389; Total-$1,701,140.
--------------------------------------------------------------------------------

                         CUMULATIVE COST
            AMOUNT OF   OF PARTICIPATIONS    CUMULATIVE
            DIVIDENDS       PURCHASED           COST
   YEAR    REINVESTED        THROUGH         INCLUDING
  ENDED       SEMI-        REINVESTMENT      REINVESTED
 DEC. 31    ANNUALLY       OF DIVIDENDS      DIVIDENDS
--------- ------------ ------------------- -------------
  1941*            -                 -      $    10,000
   1942            -                 -           10,000
   1943     $    190       $       190           10,190
   1944          192               382           10,382
   1945          215               597           10,597
   1946          187               784           10,784
   1947          370             1,154           11,154
   1948          513             1,668           11,668
   1949          509             2,177           12,177
   1950          804             2,980           12,980
   1951        1,012             3,992           13,992
   1952        1,054             5,046           15,046
   1953        1,217             6,263           16,263
   1954        1,378             7,641           17,641
   1955        1,599             9,240           19,240
   1956        1,790            11,030           21,030
   1957        1,910            12,940           22,940
   1958        2,134            15,075           25,075
   1959        2,184            17,258           27,258
   1960        2,416            19,674           29,674
   1961        2,697            22,371           32,371
   1962        2,926            25,296           35,296
   1963        3,243            28,540           38,540
   1964        3,553            32,093           42,093
   1965        3,855            35,948           45,948
   1966        4,571            40,519           50,519
   1967        5,060            45,579           55,579
   1968        5,573            51,153           61,153
   1969        5,915            57,068           67,068
   1970        6,009            63,077           73,077
   1971        6,190            69,267           79,267
   1972        6,585            75,852           85,852
   1973        7,371            83,223           93,223
   1974        8,196            91,419          101,419
   1975        9,139           100,557          110,557
   1976        9,666           110,223          120,223
   1977       11,237           121,460          131,460
   1978       13,283           134,743          144,743
   1979       15,804           150,547          160,547
   1980       19,369           169,916          179,916
   1981       21,822           191,738          201,738
   1982       24,452           216,190          226,190
   1983       25,923           242,114          252,114
   1984       28,926           271,040          281,040
   1985       31,808           302,848          312,848
   1986       39,216           342,064          352,064
   1987       40,394           382,458          392,458
   1988       71,268           453,726          463,726
   1989       45,103           498,829          508,829
   1990       51,303           550,132          560,132
   1991       55,828           605,960          615,960
   1992       55,460           661,420          671,420
   1993       54,505           715,925          725,925
   1994       60,332           776,257          786,257
   1995       61,329           837,586          847,586
   1996       64,546           902,132          912,132
   1997       71,379           973,511          983,511
   1998       72,385         1,045,896        1,035,896



                                     VALUE OF PARTICIPATIONS
          ----------------------------------------------------------------------------
                          PURCHASED THROUGH                   PURCHASED
                           REINVESTMENT OF                     THROUGH                     NUMBER
   YEAR                  DISTRIBUTIONS FROM                 REINVESTMENT       NET          OF
  ENDED     INITIALLY      REALIZED GAINS                   OF DIVIDENDS      ASSET      PARTICI-
 DEC. 31     ACQUIRED       (CUMULATIVE)       SUB-TOTAL    (CUMULATIVE)      VALUE      PATIONS
--------- ------------- -------------------- ------------- -------------- ------------- ---------
   1941*    $     8,799                -      $     8,799             -    $     8,799       566
   1942          9,613                 -            9,613             -          9,613       584
   1943         10,809                 -           10,809   $       188         10,997       601
   1944         11,983       $         3           11,986           402         12,388       620
   1945         14,709               464           15,173           682         15,855       693
   1946         13,961               430           14,391           816         15,207       716
   1947         14,639               447           15,086         1,141         16,227       824
   1948         14,840               718           15,558         1,480         17,038       989
   1949         17,113               701           17,814         1,968         19,782     1,176
   1950         19,871               994           20,865         2,779         23,644     1,392
   1951         21,659             1,756           23,415         3,674         27,089     1,652
   1952         24,356             2,016           26,372         4,901         31,273     1,845
   1953         24,849             2,030           26,879         6,149         33,028     1,945
   1954         33,779             3,476           37,255         9,475         46,730     2,117
   1955         39,164             4,398           43,562        12,349         55,911     2,243
   1956         38,511             7,051           45,562        10,475         56,037     3,123
   1957         36,268             6,574           42,842        11,496         54,338     3,269
   1958         48,925             8,778           57,703        17,710         75,413     3,406
   1959         55,426            11,821           67,247        19,992         87,239     3,906
   1960         55,782            12,653           68,435        19,772         88,207     4,562
   1961         67,126            16,993           84,119        25,757        109,876     4,881
   1962         62,396            17,033           79,429        24,446        103,875     5,541
   1963         71,467            19,863           91,330        30,711        122,041     5,803
   1964         83,001            24,049          107,050        35,865        142,915     6,452
   1965         92,523            30,246          122,769        35,623        158,392     8,066
   1966         74,713            24,491           99,204        31,774        130,978     8,606
   1967         83,121            27,090          110,211        40,165        150,376     8,948
   1968         89,160            32,157          121,317        46,879        168,196     9,710
   1969         75,017            26,979          101,996        44,536        146,532    10,115
   1970         82,621            28,564          111,185        52,500        163,685    10,957
   1971         93,454            32,126          125,580        61,694        187,274    11,856
   1972        108,913            38,484          147,397        75,949        223,346    12,605
   1973         93,151            32,729          125,880        71,868        197,748    13,123
   1974         68,448            22,864           91,312        57,376        148,688    14,124
   1975         91,498            30,474          121,972        85,413        207,385    14,781
   1976        115,461            37,963          153,424       101,306        254,730    16,914
   1977        108,466            35,919          144,385        96,397        240,782    18,898
   1978        110,210            34,687          144,897       105,738        250,635    20,370
   1979        139,110            34,774          173,884       121,307        295,191    23,931
   1980        173,026            47,488          220,514       165,362        385,876    26,181
   1981        163,070            62,645          225,715       140,698        366,413    33,836
   1982        191,554            69,992          261,546       183,359        444,905    36,772
   1983        235,913            91,870          327,783       218,649        546,432    42,757
   1984        250,855            91,476          342,331       226,566        568,897    49,375
   1985        333,623           145,913          479,536       293,217        772,753    58,251
   1986        408,170           212,840          621,010       342,608        963,618    69,711
   1987        412,599           241,185          653,784       326,728        980,512    83,847
   1988        470,438           297,425          767,863       407,155      1,175,018    97,918
   1989        583,494           438,476        1,021,970       509,512      1,531,482   111,950
   1990        552,346           473,992        1,026,338       440,810      1,467,148   139,330
   1991        654,372           558,392        1,212,764       539,190      1,751,954   152,079
   1992        700,391           619,341        1,319,732       600,946      1,920,678   165,291
   1993        814,945           727,611        1,542,556       715,658      2,258,214   176,699
   1994        832,095           759,684        1,591,779       649,069      2,240,848   213,211
   1995      1,207,794           998,228        2,206,022       913,513      3,119,535   227,040
   1996      1,452,214         1,232,426        2,684,640     1,134,598      3,819,238   237,959
   1997      1,794,519         1,785,369        3,579,888     1,121,302      4,701,190   315,940
   1998      1,948,610         1,965,327        3,913,937     1,254,684      5,168,621   329,211
------------------------------------------------------------------------------------------------

*FROM MARCH 16, 1941.
NOTE-DURING 1990 ALL SALES CHARGES WERE ELIMINATED. THE ABOVE TABLE REFLECTS THE CHANGE TO A "NO LOAD" STATUS AS IF IT WERE IN EFFECT FOR THE ENTIRE PERIOD SHOWN. THE AMOUNTS SHOWN AS DIVIDENDS FOR PERIODS AFTER OCTOBER 31, 1988 INCLUDE INTEREST INCOME FROM THE INVESTMENT OF AMOUNTS DEPOSITED IN THE DISTRIBUTIVE FUND.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at market quotations, common stocks
 (identified cost $376,032,600)...........................................     $ 482,305,431
Cash .....................................................................         2,948,592
Subscriptions receivable .................................................           650,046
Receivable for accrued dividends .........................................           760,994
                                                                               -------------
      Total assets .......................................................       486,665,063
                                                                               -------------
LIABILITIES
Distribution payable .....................................................           415,318
Payable for participations redeemed ......................................           891,252
Accrued expenses .........................................................           163,976
                                                                               -------------
      Total liabilities ..................................................         1,470,546
                                                                               -------------
NET ASSETS
Balance applicable to 30,904,526 participations outstanding (Note 6) .....     $ 485,194,517
                                                                               =============
Computation of public offering price:
 Net asset value, offering and redemption price per participation
  (net assets divided by participations outstanding) .....................     $       15.70
                                                                               =============


See Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                              NUMBER OF                          MARKET
                        SECURITIES                              SHARES          COST             VALUE
----------------------------------------------------------   -----------   --------------   ---------------
CONSUMER PRODUCTS: (16.2%)
Eastman Kodak Co. ........................................   351,300        $ 23,409,259     $ 25,293,600
Fortune Brands, Inc. .....................................   351,300          10,630,772       11,109,863
Gallaher Group PLC .......................................   351,300           6,017,939        9,550,968
Procter & Gamble Co. .....................................   351,300          22,628,475       32,078,081
                                                                            ------------     ------------
                                                                              62,686,445       78,032,512
                                                                            ------------     ------------
OIL INTERNATIONAL: (17.7%)
Chevron Corp. ............................................   351,300          21,656,629       29,135,943
Exxon Corp. ..............................................   351,300          17,929,914       25,688,813
Mobil Corp. ..............................................   351,300          22,567,293       30,607,012
                                                                            ------------     ------------
                                                                              62,153,836       85,431,768
                                                                            ------------     ------------
CHEMICAL & FERTILIZERS: (7.0%)
DuPont (E.I.) de Nemours & Co., Inc. .....................   351,300          17,928,254       18,640,856
Union Carbide Corp. ......................................   351,300          13,931,829       14,930,250
                                                                            ------------     ------------
                                                                              31,860,083       33,571,106
                                                                            ------------     ------------
ELECTRICAL EQUIPMENT: (7.4%)
General Electric Co. .....................................   351,300          18,986,334       35,854,556
                                                                            ------------     ------------
BROADCASTING: (2.4%)
CBS Corp. (formerly Westinghouse Electric Corp.) .........   351,300           7,054,878       11,505,075
                                                                            ------------     ------------
RETAILING: (3.5%)
Sears, Roebuck & Co. .....................................   351,300          15,042,195       14,930,250
Venator Group, Inc.* (formerly Woolworth, Corp.) .........   351,300           7,085,121        2,261,494
                                                                            ------------     ------------
                                                                              22,127,316       17,191,744
                                                                            ------------     ------------
UTILITIES: (9.3%)
Ameren Corp. (formerly Union Electric Co.) ...............   351,300          11,386,262       18,574,988
Consolidated Edison, Inc. (formerly Consolidated
 Edison Co., of NY, Inc.) ................................   351,300           9,548,809       11,065,950
Pacific Gas & Electric Co. ...............................   351,300          13,752,765       14,996,119
                                                                            ------------     ------------
                                                                              34,687,836       44,637,057
                                                                            ------------     ------------
RAILROADS: (8.5%)
Burlington Northern Santa Fe .............................   739,042          21,632,317       24,942,668
Union Pacific Corp. ......................................   351,300          18,523,041       15,830,456
                                                                            ------------     ------------
                                                                              40,155,358       40,773,124
                                                                            ------------     ------------
ENERGY: (9.2%)
Columbia Energy Group ....................................   539,550          18,332,653       31,159,013
Union Pacific Resources Group, Inc. ......................   310,067           7,674,843        2,809,982
USX Marathon Group .......................................   351,300           8,587,659       10,582,913
                                                                            ------------     ------------
                                                                              34,595,155       44,551,908
                                                                            ------------     ------------
MISC. INDUSTRIAL: (5.8%)
Allied Signal Corp. ......................................   351,300          13,331,504       15,566,981
Praxair, Inc. ............................................   351,300          13,485,811       12,383,325
                                                                            ------------     ------------
                                                                              26,817,315       27,950,306
                                                                            ------------     ------------
COMMUNICATIONS: (9.4%)
AT&T Corp. ...............................................   351,300          14,732,083       26,435,325
Lucent Technologies, Inc. ................................   172,560           7,583,993       18,981,600
                                                                            ------------     ------------
                                                                              22,316,076       45,416,925
                                                                            ------------     ------------
FINANCIAL: (3.6%)
Citigroup Inc. (formerly Travelers Group, Inc.) ..........   351,300          12,591,968       17,389,350
                                                                            ------------     ------------
    Total Investments (100%) .............................                  $376,032,600     $482,305,431
                                                                            ============     ============

* Non Income producing

See Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

Investment Income:
 Income:
  Dividends (Net of $75,395 tax expense).................    $  10,649,739
  Interest ..............................................          118,931
                                                             -------------
   Total income .........................................       10,768,670
                                                             -------------
Expenses:
  Sponsor's administrative fee (Note 4) .................        2,045,892
  Professional fees .....................................           70,736
  Trustee's fee (Note 4) ................................           10,833
  Custody fees and other services (Note 4) ..............          173,265
  Transfer agent fees ...................................          723,132
  Printing, mailing and sundry ..........................          208,536
  Registration and filing fees ..........................           72,615
                                                             -------------
   Total expenses .......................................        3,305,009
                                                             -------------
    Net investment income ...............................        7,463,661
                                                             -------------
Realized and Unrealized Gain on Investments:
 Net realized gain from securities transactions .........       54,816,314
 Unrealized appreciation of investments
  for the period ........................................      (13,378,650)
                                                             -------------
    Net gain on investments .............................       41,437,664
                                                             -------------
  Net increase in net assets from operations ............    $  48,901,325
                                                             =============


See Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            YEAR ENDED DECEMBER 31,
                                                                            1998               1997
                                                                      ----------------   ----------------
Income and Distributable Fund:
   Additions:
    Net investment income .........................................    $   7,463,661       $  8,592,239
    Realized gains from sale of securities,
      other than sale of stock units ..............................        8,884,899         78,524,385
                                                                       -------------       ------------
                                                                          16,348,560         87,116,624
                                                                       -------------       ------------
   Deductions:
    Paid on account of participations redeemed ....................          648,862          3,336,384
    Semi-annual distributions (Note 3(a))
       Paid in cash ...............................................        1,783,831          8,469,406
       Reinvested, below ..........................................       13,985,638         75,189,280
                                                                       -------------       ------------
                                                                          16,418,331         86,995,070
                                                                       -------------       ------------
   Net change in income and distributable fund ....................          (69,771)           121,554
                                                                       -------------       ------------

Principal Account:
   Additions:
    Payments received on sale of participations ...................       73,930,270        180,924,862
    Semi-annual distributions reinvested, above ...................       13,985,638         75,189,280
    Realized gains on sale of stock units .........................       45,931,415         14,066,369
    Unrealized (appreciation) depreciation of investments .........      (13,378,650)        (4,605,627)
                                                                       -------------       ------------
                                                                         120,468,673        265,574,884
                                                                       -------------       ------------
Deductions:
    Paid on account of participations redeemed ....................      160,221,771        126,965,570
    Semi-annual distributions of principal (Note 3(b)) ............          651,211          5,357,404
                                                                       -------------       ------------
                                                                         160,872,982        132,322,974
                                                                       -------------       ------------
    Net change in principal account ...............................      (40,404,309)       133,251,910
                                                                       -------------       ------------

Net assets at beginning of period:
Income and distributable fund .....................................          666,787            545,233
Principal account .................................................      525,001,810        391,749,900
                                                                       -------------       ------------
                                                                         525,668,597        392,295,133
                                                                       -------------       ------------
Net assets at end of period:
Income and distributable fund .....................................          597,016            666,787
Principal account .................................................      484,597,501        525,001,810
                                                                       -------------       ------------
                                                                       $ 485,194,517       $525,668,597
                                                                       =============       ============

See Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
     Lexington Corporate Leaders Trust Fund (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
     (a) Valuation of securities-Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and asked prices. Short term securities with 60 days or less to maturity are valued at amortized cost.
     (b) Income taxes-No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the Holders of participations.
     (c) Other-Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.
     (d) Accounting estimates-The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

NOTE 3. DISTRIBUTIONS
     (a) During the year ended December 31, 1998 the distributions from net investment income were $0.22532 per participation and, from realized gains, were $0.26394 per participation.
     (b) The amount shown does not reflect the reinvestment, if any, of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the year ended December 31, 1998, the distributions from return of capital were $0.17835 per participation.

     Effective June 1, 1998, the Trust amended its Trust indenture requiring that additional shares of common stock received as a result of a stock split shall remain assets of the Trust.

NOTE 4. TRUSTEE AND SPONSOR FEES
     State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee, as well as fees for acting as custodian and for providing portfolio accounting and record keeping services, which aggregated $184,098 for the year ended December 31, 1998. The Trust pays an administrative fee to Lexington Management Corporation (Sponsor) equal, on an annual basis, to 0.40% of the average daily net assets of the Trust.

NOTE 5. INVESTMENT TRANSACTIONS
     During the year ended December 31, 1998, the cost of purchases and proceeds of sales of investment securities, other than short-term obligations, were $73,893,400 and $108,056,877, respectively.
     The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.
     As of December 31, 1998, net unrealized appreciation of portfolio securities was $106,272,831, comprised of unrealized appreciation of $119,868,334 and unrealized depreciation of $13,595,503.

NOTE 6. SOURCE OF NET ASSETS
     As of December 31, 1998, the Trust's net assets were comprised of the following amounts:

Net amounts paid in and reinvested by Holders net of terminations and return of capital       $275,609,379
  payments
Cumulative amount of non-distributable realized gains retained in Principal Account ......     102,715,291
Unrealized appreciation in value of securities ...........................................     106,272,831
                                                                                              ------------
  Principal account ......................................................................     484,597,501
  Income and distributable fund ..........................................................         597,016
                                                                                              ------------
   Total net assets ......................................................................    $485,194,517
                                                                                              ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 7. PARTICIPATIONS ISSUED AND REDEEMED


     During the periods indicated, participations were issued and redeemed as follows:



                                                                       NUMBER OF PARTICIPATIONS
                                                                  ----------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                                        1998               1997
                                                                  ----------------   ---------------
Issued on payments from Holders ...............................        4,778,866        10,808,038
Issued on reinvestment of dividends and distributions .........        1,198,055         7,968,673
Redeemed ......................................................      (10,403,573)       (7,892,774)
                                                                     -----------        ----------
  Net increase (decrease) .....................................       (4,426,652)       10,883,937
                                                                     ===========        ==========

NOTE 8. SELECTED FINANCIAL INFORMATION



                                                                             YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------------
SELECTED DATA PER PARTICIPATION
OUTSTANDING THROUGHOUT THE PERIOD:                        1998           1997           1996           1995           1994
--------------------------------------------------   -------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period .............    $   14.88        $ 16.05        $  13.74       $  10.51       $  12.78
                                                      ---------        -------        --------       --------       --------
Income from investment operations:
 Net investment income ...........................         0.23           0.27            0.28           0.28           0.31
 Net realized and unrealized gain
  (loss) on investments ..........................         1.28           3.45            2.79           3.82          (0.45)
                                                      ---------        -------        --------       --------       --------
Total from investment operations .................         1.51           3.72            3.07           4.10          (0.14)
                                                      ---------        -------        --------       --------       --------
Less distributions:
 Dividends from net investment income ............        (0.23)         (0.28)          (0.28)         (0.28)         (0.32)
 Distributions from net realized gains ...........        (0.26)         (2.60)          (0.28)         (0.03)         (0.90)
 Distributions from income and realized gains
  included in terminations .......................        (0.02)         (0.11)          (0.02)         (0.02)         (0.01)
Distributions from capital .......................        (0.18)         (1.90)          (0.18)         (0.54)         (0.90)
                                                      ----------       --------       --------       --------       --------
  Total distributions ............................        (0.69)         (4.89)          (0.76)         (0.87)         (2.13)
                                                      ----------       --------       --------       --------       --------
Change in net asset value for the period .........         0.82          (1.17)           2.31           3.23          (2.27)
                                                      ----------       --------       --------       --------       --------
Net asset value at end of period .................    $   15.70        $ 14.88        $  16.05       $  13.74       $  10.51
                                                      ==========       ========       ========       ========       ========
Total return .....................................         9.94%         23.09%         22.43%         39.21%         (0.77%)
Ratios/Supplemental Data:
Net Assets, end of period (000) ..................    $ 485,195       $525,669       $392,295       $256,467       $156,286
Ratios to average net asset of:
 Expenses ........................................         0.65%          0.62%          0.63%          0.58%          0.62%
 Net investment income ...........................         1.46%          1.76%          2.05%          2.57%          2.84%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------

To the Participation Holders of
Lexington Corporate Leaders Trust Fund

     We have audited the accompanying statement of assets and liabilities, including the statement of investments of Lexington Corporate Leaders Trust Fund as of December 31, 1998, and the related statements of operations, changes in net assets and the selected financial information for the periods indicated in the accompanying financial statements. These financial statements and selected financial information are the responsibility of the management of the Trust. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with State Street Bank and Trust Company, Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Lexington Corporate Leaders Trust Fund as of December 31, 1998, and the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with general accepted accounting principles.


                                                       /s/ McGlady & Pullen, LLP





New York, New York
January 7, 1999

--------------------------------------------------------------------------------

LEXINGTON
INVESTOR SERVICES
--------------------------------------
AS A LEXINGTON SHAREHOLDER, YOU SHOULD BE AWARE OF THE MANY SERVICES AVAILABLE TO YOU.

NO LOAD - The Lexington Funds are no load funds. That is, investments and redemptions are made without any sales charges, commissions or redemption fees.*

                                    --------

FREE TELEPHONE EXCHANGE - Investments in the Lexington Funds may be exchanged for shares of a different Lexington Fund at any time.

                                   --------

CHECK WRITING PRIVILEGES - Lexington Money Market Trust permits investors immediate access to their funds with check writing for withdrawals from their account.

                                    --------

TAX SHELTERED PLANS - IRA, Keogh, Pension, and Profit Sharing Prototype Plans are available to qualified individuals. These plans offer investment flexibility through the Share Exchange Service, simplified record keeping, convenience and investment supervision.

                                   --------

CUSTODIAL ACCOUNTS FOR MINORS - Investments may be made on behalf of minors under the Uniform Gifts to Minors Act currently in effect in all states.

                                   --------

SYSTEMATIC WITHDRAWAL PLAN - An investor may elect to receive a fixed amount from his or her account each month or quarter, subject to certain minimums.

                                   --------

COMPLETE RECORD KEEPING - A statement is provided for every transaction in addition to a year-end statement with tax information.

THE LEXINGTON GROUP OF
NO LOAD INVESTMENT COMPANIES

LEXINGTON WORLDWIDE EMERGING MARKETS FUND, INC.-Seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.

LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC.-Seeks long-term growth of capital primarily through investment in common stocks of companies domiciled in foreign countries and the United States.

LEXINGTON INTERNATIONAL FUND, INC.-Seeks long-term growth of capital through investment in companies domiciled in foreign countries.

LEXINGTON TROIKA DIALOG RUSSIA FUND, INC.-Seeks long-term capital appreciation through investments primarily in the equity securities of Russian companies.

LEXINGTON CROSBY SMALL CAP ASIA GROWTH FUND, INC.-Seeks long-term capital appreciation through investment in companies domiciled in the Asia Region with a market capitalization of less than $1 billion.

LEXINGTON  RAMIREZ  GLOBAL  INCOME  FUND-Seeks  high  current  income.   Capital
appreciation is a secondary objective. The Fund invests in a combination of foreign and domestic high-yield, lower rated debt securities.

LEXINGTON GOLDFUND, INC.-Seeks capital appreciation through investment in gold bullion and shares of gold mining companies.

LEXINGTON GROWTH AND INCOME FUND, INC.-Seeks capital appreciation over the long-term through investments in the stocks of large, ably managed and well financed companies.

LEXINGTON CORPORATE LEADERS TRUST FUND-Seeks capital growth and reasonable income through investment in an equal number of shares of an established list of American blue chip corporations.

LEXINGTON SMALLCAP FUND, INC.-Seeks long-term capital appreciation through investment in common stocks of companies domiciled in the United States with a market capitalization of less than $1 billion.

LEXINGTON CONVERTIBLE SECURITIES FUND-Seeks total return by providing capital appreciation, current income and conservation of capital through investments in a diversified portfolio of securities convertible into shares of common stock.

LEXINGTON GNMA INCOME FUND, INC.-Seeks to achieve a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA ("Ginnie Mae") certificates that are guaranteed as to the timely payment of principal and interest by the United States Government.

LEXINGTON MONEY MARKET TRUST-Seeks a high level of current income consistent with preservation of capital and liquidity through investments in interest bearing short-term money market instruments.

For more complete information about any of the Lexington Funds and a prospectus which includes management fee and expenses call the distributor toll-free at 1-800-526-0056. Read the prospectus carefully before you invest or send money.

*Redemptions on shares of Lexington Troika Dialog Russia Fund, Inc. held less than 365 days are subject to a redemption fee of 2% of the redemption proceeds.

                ----------------------------------------------
                               L E X I N G T O N


[GRAPHIC OMITTED]



TRUSTEE
-------------------------------------------------------------------
STATE STREET BANK AND TRUST COMPANY

225 Franklin Street
Boston, Massachusetts 02110


AUDITORS
-------------------------------------------------------------------
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, New York 10017


SPONSOR
-------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663


TRANSFER AGENT
-------------------------------------------------------------------
STATE STREET BANK AND TRUST COMPANY
c/o National Financial Data Services
City Center Square
P.O. Box 419648
Kansas City, Missouri 64141-6648

             ALL SHAREHOLDER REQUESTS FOR SERVICES OF
              ANY KIND SHOULD BE SENT TO:


              TRANSFER AGENT
            ---------------------------------------------
             STATE STREET BANK AND

              TRUST COMPANY
              c/o National Financial Data Services
              1004 Baltimore
              Kansas City, MIssouri 64105


              OR CALL TOLL FREE:
              SERVICE AND SALES: 1-800-526-0056
              24 HOUR ACCOUNT INFORMATION:
              1-800-526-0052

-------------------------------------------------------------------
(800) 526-0052


                                   "LEXLINE"


[GRAPHIC OMITTED]



                   24 hour toll-free telephone access to your
                             Lexington Fund account
                 Price/Yield o Account Balances  o Exchanges o
                      Last Transactions o Total Return  o
                              Duplicate Statements

  -------------------------------------------------------------------
  THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF THE PARTICIPATION HOLDERS OF LEXINGTON CORPORATE LEADERS TRUST FUND AND IS AUTHORIZED FOR DISTRIBUTION TO THE PUBLIC ONLY IF IT IS ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE PROSPECTUS WHICH SETS FORTH EXPENSES AND OTHER MATERIAL INFORMATION.


                                   LEXINGTON

                                   CORPORATE
                                    LEADERS
                                     TRUST
                                      FUND
                       --------------------------------
                                       -
                                       -
                                  ANNUAL REPORT
                                DECEMBER 31, 1998

                              The Lexington Group
                                       of
                              Investment Companies